Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Debt

The Company’s debt consisted of the following:

	Successor
	March 31, 2025	December 31, 2024
2024 Term loan	$771,131	773,063
Revolving credit facility	—	—
Less: Debt issuance costs	(18,694)	(18,265)
Total debt	752,437	754,798
Less: Current portion	(7,731)	(7,750)
Debt, net of current portion	$744,706	$747,048

The Company’s debt consisted of the following:

	Successor December 31, 2024	Predecessor December 31, 2023
2024 Term loan	$773,063	—
2019 Term loan	—	686,280
Revolving credit facility	—	—
Less: Debt issuance costs	(18,265)	(10,969)
Total debt	754,798	675,311
Less: Current portion	(7,750)	(7,280)
Debt, net of current portion	$747,048	$668,031